Convertible Promissory Notes	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Debt Disclosure [Abstract]
CONVERTIBLE PROMISSORY NOTES
5.	CONVERTIBLE PROMISSORY NOTES

As of September 30, 2020, the outstanding convertible promissory notes, net of debt discount of $210,050 are summarized as follows:

Convertible Promissory Notes, net of debt discount	$1,586,950
Less current portion	126,950
Total long-term liabilities	$1,460,000

Maturities of long-term debt net of debt discount for the next five years are as follows:

Period Ended September 30,	Amount
2021	337,000
2022	695,000
2023	625,000
2024	140,000
$1,797,000

At September 30, 2020, the $1,797,000 in convertible promissory notes had a remaining debt discount of $210,050, leaving a net balance of $1,586,950.

The Company issued a 10% convertible promissory note on January 28, 2016 (the “Jan 2016 Note”) in the aggregate principal amount of up to $500,000. Upon execution of the convertible promissory note, the Company received a tranche of $10,000. The Company received additional tranches in the amount of $490,000 for an aggregate sum of $500,000. The Jan 2016 Note matures twelve (12) months from the effective dates of each respective tranche. On January 19, 2017, the investor extended the Jan 2016 Note for an additional sixty (60) months from the effective date of each tranche, which matures on January 27, 2022. The Jan 2016 Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of the lesser of $0.01 per share or fifty percent (50%) of the lowest trading price since the original effective date of each respective tranche or the lowest effective price per share granted to any person or entity after the effective date to acquire common stock. If the Company fails to deliver shares in accordance with the timeframe of three (3) business days of the receipt of a notice of conversion, the lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the principal sum with the rescinded conversion shares returned to the Company. In no event shall the lender be entitled to convert any portion of the Jan 2016 Note such that would result in beneficial ownership by the lender and its affiliates of more than 4.99% of the outstanding shares of common stock of the Company. In addition, for each conversion, in the event that shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $1,500 per day shall be assessed for each day after the third business day (inclusive of the day of the conversion) until the shares are delivered. During the three months ended on September 30, 2020, the Company issued 48,802,884 common shares upon conversion of principal in the amount of $33,000, plus interest of $13,363. The balance of the Jan 2016 Note as of September 30, 2020 was $277,000.

The Company issued a 10% convertible promissory note on February 3, 2017 (the “Feb 2017 Note”) in the aggregate principal amount of up to $500,000. Upon execution of the convertible promissory note, the Company received a tranche of $60,000. The Company received additional tranches in the amount of $440,000 for an aggregate sum of $500,000. The Feb 2017 Note matures twelve (12) months from the effective dates of each respective tranche. The Feb 2017 Note had a maturity date of February 3, 2018, with an automatic extension of sixty (60) months from the effective date of each tranche. The Feb 2017 Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of the lesser of $0.01 per share or fifty percent (50%) of the lowest trading price since the original effective date of each respective tranche or the lowest effective price per share granted to any person or entity after the effective date to acquire common stock. If the Company fails to deliver shares in accordance with the timeframe of three (3) business days of the receipt of a notice of conversion, the lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the principal sum with the rescinded conversion shares returned to the Company. In no event shall the lender be entitled to convert any portion of the Feb 2017 Note such that would result in beneficial ownership by the lender and its affiliates of more than 4.99% of the outstanding shares of common stock of the Company. In addition, for each conversion, in the event, that shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $1,500 per day shall be assessed for each day after the third business day (inclusive of the day of the conversion) until the shares are delivered. The balance of the Feb 2017 Note as of September 30, 2020 was $500,000.

The Company issued a 10% convertible promissory note on November 9, 2017 (the “Nov 2017 Note”) in the aggregate principal amount of up to $500,000. Upon execution of the convertible promissory note, the Company received a tranche of $45,000. The Company received additional tranches in the amount of $455,000 for an aggregate sum of $500,000. The Nov 2017 Note matures twelve (12) months from the effective dates of each respective tranche. The Nov 2017 Note had a maturity date of November 9, 2018, with an automatic extension of sixty (60) months from the effective date of each tranche. The Nov 2017 Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of the lesser of $0.01 per share or fifty percent (50%) of the lowest trading price since the original effective date of each respective tranche or the lowest effective price per share granted to any person or entity after the effective date to acquire common stock. If the Company fails to deliver shares in accordance with the timeframe of three (3) business days of the receipt of a notice of conversion, the lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the principal sum with the rescinded conversion shares returned to the Company. In no event shall the lender be entitled to convert any portion of the Nov 2017 Note such that would result in beneficial ownership by the lender and its affiliates of more than 4.99% of the outstanding shares of common stock of the Company. In addition, for each conversion, in the event that shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $1,500 per day shall be assessed for each day after the third business day (inclusive of the day of the conversion) until the shares are delivered. The balance of the Nov 2017 Note as of September 30, 2020 was $500,000.

The Company issued a 10% convertible promissory note on June 27, 2018 (the “Jun 2018 Note”) in the aggregate principal amount of up to $500,000. Upon execution of the convertible promissory note, the Company received a tranche of $50,000. On October 9, 2018, the Company received another tranche of $40,000, for a total aggregate of $90,000 as of December 31, 2019. The Jun 2018 Note matures twelve (12) months from the effective dates of each respective tranche. The Jun 2018 Note matured on June 27, 2019, which was automatically extended for sixty (60) months from the effective date of each tranche. The Jun 2018 Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of the lesser of $0.01 per share or fifty percent (50%) of the lowest trading price since the original effective date of each respective tranche or the lowest effective price per share granted to any person or entity after the effective date to acquire common stock. If the Company fails to deliver shares in accordance with the timeframe of three (3) business days of the receipt of a notice of conversion, the lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the principal sum with the rescinded conversion shares returned to the Company. In no event shall the lender be entitled to convert any portion of the Jun 2018 Note such that would result in beneficial ownership by the lender and its affiliates of more than 4.99% of the outstanding shares of common stock of the Company. In addition, for each conversion, in the event, that shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $1,500 per day shall be assessed for each day after the third business day (inclusive of the day of the conversion) until the shares are delivered. The balance of the Jun 2018 Note as of September 30, 2020 was $90,000.

The Company issued a 10% convertible promissory note on August 10, 2018 (the “Aug 2018 Note”) in the aggregate principal amount of up to $100,000. The Aug 2018 Note had a maturity date of August 10, 2019, with an extension of sixty (60) months from the date of the note. The Aug 2018 Note matures on August 10, 2023. The Aug 2018 Note may be converted into shares of the Company’s common stock at a conversion price of the lesser of a) $0.005 per share or b) sixty-one (61%) percent of the lowest trading price per common stock recorded on any trade day after the effective date. The conversion feature of the Aug 2018 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Note. The balance of the Aug 2018 Note as of September 30, 2020 was $100,000.

On January 20, 2020, the Company issued a 10% convertible promissory note (the “Jan 2020 Note”) to an investor (the “Jan 2020 Note”) in the principal amount of $80,000. The Company received funds of $78,000, less other fees of $2,000. The Jan 2020 Note had a maturity date of January 20, 2021. The Jan 2020 Note was convertible into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the Jan 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Jan 2020 Note. During the three months ended September 30, 2020, the Company issued 23,420,128 shares of common stock upon conversion of principal in the amount of $80,000, plus accrued interest of $3,989, and other fees of $300. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $42,404 during the three months ended September 30, 2020. The Jan 2020 Note was fully converted as of September 30, 2020.

On February 11, 2020, the Company issued a convertible promissory note (the “Feb 2020 Note”) to an investor (the “Feb 2020 Note”) in the principal amount of $80,000. The Company received funds of $78,000, less other fees of $2,000. The Feb 2020 Note had a maturity date of February 11, 2021. The Feb 2020 Note was convertible into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the Feb 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Feb 2020 Note. During the three months ended September 30, 2020, the Company issued 5,294,205 shares of common stock upon conversion of principal in the amount of $80,000, plus accrued interest of $3,989, and other fees of $300. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $49,399 during the three months ended September 30, 2020. The Feb 2020 Note was fully converted as of September 30, 2020.

On March 9, 2020, the Company issued a convertible promissory note (the “Mar 2020 Note”) to an investor, (the “Mar 2020 Note”) in the principal amount of $40,000. The Company received funds of $38,000, less other fees of $2,000. The Mar 2020 Note had a maturity date of March 9, 2021. The Mar 2020 Note was convertible into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the Mar 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Mar 2020 Note. During the three months ended September 30, 2020, the Company issued 2,390,871 shares of common stock upon conversion of principal in the amount of $40,000, plus accrued interest of $1,995, and other fees of $300. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $25,708 during the three months ended September 30, 2020. The Mar 2020 Note was fully converted as of September 30, 2020.

On April 14, 2020, the Company issued a convertible promissory note (the “April 2020 Note”) to an investor in the principal amount of $80,000. The Company received funds of $78,000, less other fees of $2,000. The April 2020 Note matures on April 14, 2021. The April 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the average of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the April 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the April 2020 Note. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $20,164 during the three months ended September 30, 2020. The balance of the April 2020 Note as of September 30, 2020 was $80,000.

On April 15, 2020, the Company issued a convertible promissory note (the “Apr 2020 Note”) to an investor in the aggregate principal amount of $50,000, of which the Company received $10,000 as of June 30, 2020. The Apr 2020 Note matures twelve (12) months from the effective dates of each respective tranche, such that the Apr 2020 Note matures on April 15, 2021, with an automatic extension of sixty (60) months from the effective date of each tranche. The Apr Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of the lesser of $0.01 per share or fifty percent (50%) of the lowest trading price of common stock recorded on any trade day after the effective date, or (c) the lowest effective price per share granted to any person or entity after the effective date to acquire common stock. If the Company fails to deliver shares in accordance with the timeframe of four (4) business days of the receipt of a notice of conversion, the lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the principal sum with the rescinded conversion shares returned to the Company. In no event shall the lender be entitled to convert any portion of the Apr 2020 Note such that would result in beneficial ownership by the lender and its affiliates of more than 4.99% of the outstanding shares of common stock of the Company. In addition, for each conversion, in the event that shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $2,000 per day shall be assessed for each day after the fourth business day (inclusive of the day of the conversion) until the shares are delivered. The conversion feature of the April 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Apr 2020 Note. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $855 during the three months ended September 30, 2020. The balance of the Apr 2020 Note as of September 30, 2020 was $10,000.

On May 19, 2020, the Company issued a convertible promissory note (the “May 2020 Note”) to an investor in the principal amount of $80,000. The Company received funds of $78,000, less other fees of $2,000. The May 2020 Note matures on May 19, 2021. The May 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the May 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the May 2020 Note. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $20,164 during the year ended June 30, 2020. The balance of the May 2020 Note as of June 30, 2020 was $80,000.

On June 18, 2020, the Company issued a convertible promissory note (the “June 2020 Note”) to an investor in the principal amount of $160,000. The Company received funds of $156,000, less other fees of $4,000. The Jun 2020 Note matures on June 19, 2021. The Jun 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the average of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the Jun 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Jun 2020 Note. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $40,329 during the three months ended September 30, 2020. The balance of the Jun 2020 Note as of September 30, 2020 was $160,000.

All note conversions were performed per the terms of their respective agreements and therefore no gain or loss on the conversion was recorded.

5.	CONVERTIBLE PROMISSORY NOTES

As of June 30, 2020, the outstanding convertible promissory notes, net of debt discount of $409,074 are summarized as follows:

Convertible Promissory Notes, net of debt discount	$1,620,926
Less current portion	160,926
Total long-term liabilities	$1,460,000

Maturities of long-term debt principal for the next four years are as follows:

Period Ended
June 30,	Amount
2021	570,000
2022	575,000
2023	745,000
2024	140,000
$2,030,000

At June 30, 2020, the $2,030,000 in convertible promissory notes had a remaining debt discount of $409,074, leaving a net balance of $1,620,926.

The Company issued a 10% convertible promissory note on April 9, 2015 (the "April 2015 Note") in the aggregate principal amount of up to $500,000. Upon execution of the convertible promissory note, the Company received a tranche of $50,000. The Company received additional tranches in the amount of $450,000 for an aggregate sum of $500,000. The April 2015 Note matured nine (9) months from the effective dates of each respective tranche. A second extension was granted to October 9, 2016. On January 19, 2017, the investor extended the April 2015 Note for an additional (60) months from the effective date of each tranche, which had a maturity date of April 9, 2020.The April 2015 Note was convertible into shares of common stock of the Company at a price equal to a variable conversion price of the lesser of $0.01 per share or fifty percent (50%) of the lowest trading price since the original effective date of each respective advance or the lowest effective price per share granted to any person or entity after the effective date to acquire common stock. In no event could the lender convert any portion of the April 2015 Note such that would result in beneficial ownership by the lender and its affiliates of more than 4.99% of the outstanding shares of common stock of the Company. During the year ended June 30, 2020, the Company issued 212,079,164 shares of common stock, upon conversion of $192,600, plus accrued interest of $74,285. The balance of the April 2015 Note as of June 30, 2020 was $0.

The Company issued a 10% convertible promissory note on January 28, 2016 (the "Jan 2016 Note") in the aggregate principal amount of up to $500,000. Upon execution of the convertible promissory note, the Company received a tranche of $10,000. The Company received additional tranches in the amount of $490,000 for an aggregate sum of $500,000. The Jan 2016 Note matures twelve (12) months from the effective dates of each respective tranche. On January 19, 2017, the investor extended the Jan 2016 Note for an additional sixty (60) months from the effective date of each tranche, which matures on January 27, 2022. The Jan 2016 Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of the lesser of $0.01 per share or fifty percent (50%) of the lowest trading price since the original effective date of each respective tranche or the lowest effective price per share granted to any person or entity after the effective date to acquire common stock. If the Company fails to deliver shares in accordance with the timeframe of three (3) business days of the receipt of a notice of conversion, the lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the principal sum with the rescinded conversion shares returned to the Company. In no event shall the lender be entitled to convert any portion of the Jan 2016 Note such that would result in beneficial ownership by the lender and its affiliates of more than 4.99% of the outstanding shares of common stock of the Company. In addition, for each conversion, in the event that shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $1,500 per day shall be assessed for each day after the third business day (inclusive of the day of the conversion) until the shares are delivered. During the year ended June 30, 2020, the Company issued 280,606,492 common shares upon conversion of principal in the amount of $190,000, plus interest of $76,576. The balance of the Jan 2016 Note as of June 30, 2020 was $310,000.

The Company issued a 10% convertible promissory note on February 3, 2017 (the "Feb 2017 Note") in the aggregate principal amount of up to $500,000. Upon execution of the convertible promissory note, the Company received a tranche of $60,000. The Company received additional tranches in the amount of $440,000 for an aggregate sum of $500,000. The Feb 2017 Note matures twelve (12) months from the effective dates of each respective tranche. The Feb 2017 Note had a maturity date of February 3, 2018, with an automatic extension of sixty (60) months from the effective date of each tranche. The Feb 2017 Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of the lesser of $0.01 per share or fifty percent (50%) of the lowest trading price since the original effective date of each respective tranche or the lowest effective price per share granted to any person or entity after the effective date to acquire common stock. If the Company fails to deliver shares in accordance with the timeframe of three (3) business days of the receipt of a notice of conversion, the lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the principal sum with the rescinded conversion shares returned to the Company. In no event shall the lender be entitled to convert any portion of the Feb 2017 Note such that would result in beneficial ownership by the lender and its affiliates of more than 4.99% of the outstanding shares of common stock of the Company. In addition, for each conversion, in the event, that shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $1,500 per day shall be assessed for each day after the third business day (inclusive of the day of the conversion) until the shares are delivered. The balance of the Feb 2017 Note as of June 30, 2020 was $500,000.

The Company issued a 10% convertible promissory note on November 9, 2017 (the "Nov 2017 Note") in the aggregate principal amount of up to $500,000. Upon execution of the convertible promissory note, the Company received a tranche of $45,000. The Company received additional tranches in the amount of $455,000 for an aggregate sum of $500,000. The Nov 2017 Note matures twelve (12) months from the effective dates of each respective tranche. The Nov 2017 Note had a maturity date of November 9, 2018, with an automatic extension of sixty (60) months from the effective date of each tranche. The Nov 2017 Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of the lesser of $0.01 per share or fifty percent (50%) of the lowest trading price since the original effective date of each respective tranche or the lowest effective price per share granted to any person or entity after the effective date to acquire common stock. If the Company fails to deliver shares in accordance with the timeframe of three (3) business days of the receipt of a notice of conversion, the lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the principal sum with the rescinded conversion shares returned to the Company. In no event shall the lender be entitled to convert any portion of the Nov 2017 Note such that would result in beneficial ownership by the lender and its affiliates of more than 4.99% of the outstanding shares of common stock of the Company. In addition, for each conversion, in the event that shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $1,500 per day shall be assessed for each day after the third business day (inclusive of the day of the conversion) until the shares are delivered. The balance of the Nov 2017 Note as of June 30, 2020 was $500,000.

The Company issued a 10% convertible promissory note on June 27, 2018 (the "Jun 2018 Note") in the aggregate principal amount of up to $500,000. Upon execution of the convertible promissory note, the Company received a tranche of $50,000. On October 9, 2018, the Company received another tranche of $40,000, for a total aggregate of $90,000 as of December 31, 2019. The Jun 2018 Note matures twelve (12) months from the effective dates of each respective tranche. The Jun 2018 Note matured on June 27, 2019, which was automatically extended for sixty (60) months from the effective date of each tranche. The Jun 2018 Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of the lesser of $0.01 per share or fifty percent (50%) of the lowest trading price since the original effective date of each respective tranche or the lowest effective price per share granted to any person or entity after the effective date to acquire common stock. If the Company fails to deliver shares in accordance with the timeframe of three (3) business days of the receipt of a notice of conversion, the lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the principal sum with the rescinded conversion shares returned to the Company. In no event shall the lender be entitled to convert any portion of the Jun 2018 Note such that would result in beneficial ownership by the lender and its affiliates of more than 4.99% of the outstanding shares of common stock of the Company. In addition, for each conversion, in the event, that shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $1,500 per day shall be assessed for each day after the third business day (inclusive of the day of the conversion) until the shares are delivered. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $2,823 during the year ended June 30, 2020. The balance of the Jun 2018 Note as of June 30, 2020 was $90,000.

The Company issued a 10% convertible promissory note on August 10, 2018 (the "Aug 2018 Note") in the aggregate principal amount of up to $100,000. The Aug 2018 Note had a maturity date of August 10, 2019, with an extension of sixty (60) months from the date of the note. The Aug 2018 Note matures on August 10, 2023. The Aug 2018 Note may be converted into shares of the Company's common stock at a conversion price of the lesser of a) $0.005 per share or b) sixty-one (61%) percent of the lowest trading price per common stock recorded on any trade day after the effective date. The conversion feature of the Aug 2018 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Note. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $11,233 during the year ended June 30, 2020. The balance of the Aug 2018 Note as of June 30, 2020 was $100,000.

The Company issued 10% convertible promissory notes on February 14, 2019 thru August 12, 2019, (the "Feb-Aug Notes") in the aggregate principal amount of up to $252,000. The Feb-Aug Notes had maturity dates of February 14, 2020 thru August 12, 2020. The Feb-Aug Notes were convertible into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the Feb-Aug Notes was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Notes. During the year ended June 30, 2020, the Company issued 116,025,867 shares of common stock upon conversion of principal in the amount of $252,000, plus accrued interest of $12,600. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $176,288 during the year ended June 30, 2020.  The balance of the Feb-Aug Notes as of June 30, 2020 was $0.

On December 14, 2018, January 18, 2019, and July 3, 2019, the Company issued convertible promissory notes (the "Dec-Jul Notes") to an investor, (the "Dec-Jul Notes") in the total aggregate principal amount of $140,000. The Dec-Jul Notes had maturity dates of December 14, 2019 and January 18, 2020. The Dec-Jul Notes were convertible into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the Dec-Jul Notes was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Note. During the year ended June 30, 2020, the Company issued 103,302,185 shares of common stock upon conversion of $132,386 in principal, plus accrued interest of $14,000, and legal fees of $9,000. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $91,714 during the year ended June 30, 2020. The balance of the Dec-Jul Notes as of June 30, 2020 was $0.

On January 31, 2019 and March 6, 2019, the Company issued convertible promissory notes (the "Jan-Mar Note") to an investor (the "Jan-Mar Note") in the total aggregate principal amount of $160,000. The Jan-Mar Notes had maturity dates of January 31, 2020 and March 6, 2020. The Jan-Mar Notes were convertible into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest average of the two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the Jan-Mar Notes was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Jan-Mar Notes. The Company issued 76,591,844 shares of common stock upon the conversion of principal in the amount of $160,000, plus accrued interest of $8,399, and legal fees of $1,500. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $101,698 during the year ended June 30, 2020. The balance of the Jan-Mar Notes as of June 30, 2020 was $0.

On August 28, 2019, the Company issued a convertible promissory note (the "Aug Note") to an investor, in the principal amount of $80,000. The Company received funds of $78,000, less other fees of $2,000. The Aug Note had a maturity date of August 28, 2020. The Aug Note was convertible into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest average of the two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the Aug Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Aug Note. During the year ended June 30, 2020, the Company issued 30,227,789 shares of common stock upon conversion of principal in the amount of $80,000, plus accrued interest of $4,219, and legal fees of $600. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $58,835 during the year ended June 30, 2020. The balance of the Aug Note as of June 30, 2020 was $0.

On October 2, 2019, the Company issued a convertible promissory note (the "Oct Note") to an investor in the principal amount of $80,000. The Company received funds of $78,000, less other fees of $2,000. The Oct Note matures on October 2, 2020. The Oct Note was convertible into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest average of the two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the Oct Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Oct Note. During the year ended June 30, 2020, the Company issued 39,676,622 shares of common stock upon conversion of principal in the amount of $80,000, plus accrued interest of $4,110, and legal fees of $600. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $80,000, during the year ended June 30, 2020. The balance of the Oct Note as of June 30, 2020 was $0.

On November 27, 2019, the Company issued a convertible promissory note (the "Nov Note") to an investor in the principal amount of $80,000. The Company received funds of $78,000, less other fees of $2,000. The Nov Note had a maturity date of November 27, 2020. The Nov Note was convertible into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest average of the two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the Nov Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Nov Note. During the year ended June 30, 2020, the Company issued 26,579,747 shares of common stock upon conversion of principal in the amount of $80,000, plus accrued interest of $4,011, and legal fees of $300. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $80,000 during the year ended June 30, 2020. The balance of the Nov Note as of June 30, 2020 was $0.

On January 10, 2020, the Company issued a convertible promissory note (the "Jan 2020 Note") to an investor in the principal amount of $80,000. The Company received funds of $78,000, less other fees of $2,000. The Jan 2020 Note matures on January 10, 2021. The Jan 2020 Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the average of the lowest two (2) trading prices per common stock during the thirty (30) trading day prior to the conversion date. The conversion feature of the Jan 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Jan 2020 Note. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $37,596 during the year ended June 30, 2020. The balance of the Jan 2020 Note as of June 30, 2020 was $80,000.

On February 11, 2020, the Company issued a convertible promissory note (the "Feb 2020 Note") to an investor in the principal amount of $80,000. The Company received funds of $78,000, less other fees of $2,000. The Feb 2020 Note matures on February 11, 2021. The Feb 2020 Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the average of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the Feb 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Feb 2020 Note. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $30,601 during the year ended June 30, 2020. The balance of the Feb 2020 Note as of June 30, 2020 was $80,000.

On March 5, 2020, the Company issued a convertible promissory note (the "Mar 2020 Note") to an investor in the principal amount of $40,000. The Company received funds of $38,000, less other fees of $2,000. The Mar 2020 Note matures on March 9, 2021. The Mar 2020 Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the average of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the Mar 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Mar 2020 Note. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $11,528 during the year ended June 30, 2020. The balance of the Mar 2020 Note as of June 30, 2020 was $40,000.

On April 14, 2020, the Company issued a convertible promissory note (the "April 2020 Note") to an investor in the principal amount of $80,000. The Company received funds of $78,000, less other fees of $2,000. The April 2020 Note matures on April 14, 2021. The April 2020 Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the average of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the April 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the April 2020 Note. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $16,658 during the year ended June 30, 2020. The balance of the April 2020 Note as of June 30, 2020 was $80,000.

On April 15, 2020, the Company issued a convertible promissory note (the "Apr 2020 Note") to an investor in the aggregate principal amount of $50,000, of which the Company received $10,000 as of June 30, 2020. The Apr 2020 Note matures twelve (12) months from the effective dates of each respective tranche, such that the Apr 2020 Note matures on April 15, 2021, with an automatic extension of sixty (60) months from the effective date of each tranche. The Apr Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of the lesser of $0.01 per share or fifty percent (50%) of the lowest trading price of common stock recorded on any trade day after the effective date, or (c) the lowest effective price per share granted to any person or entity after the effective date to acquire common stock. If the Company fails to deliver shares in accordance with the timeframe of four (4) business days of the receipt of a notice of conversion, the lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the principal sum with the rescinded conversion shares returned to the Company. In no event shall the lender be entitled to convert any portion of the Apr 2020 Note such that would result in beneficial ownership by the lender and its affiliates of more than 4.99% of the outstanding shares of common stock of the Company. In addition, for each conversion, in the event that shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $2,000 per day shall be assessed for each day after the fourth business day (inclusive of the day of the conversion) until the shares are delivered. The conversion feature of the April 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Apr 2020 Note. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $706 during the year ended June 30, 2020. The balance of the Apr 2020 Note as of June 30, 2020 was $10,000.

On May 19, 2020, the Company issued a convertible promissory note (the "May 2020 Note") to an investor in the principal amount of $80,000. The Company received funds of $78,000, less other fees of $2,000. The May 2020 Note matures on May 19, 2021. The May 2020 Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the May 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the May 2020 Note. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $9,205 during the year ended June 30, 2020. The balance of the May 2020 Note as of June 30, 2020 was $80,000.

On June 18, 2020, the Company issued a convertible promissory note (the "June 2020 Note") to an investor in the principal amount of $160,000. The Company received funds of $156,000, less other fees of $4,000. The Jun 2020 Note matures on June 19, 2021. The Jun 2020 Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the average of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the Jun 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Jun 2020 Note. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $5,260 during the year ended June 30, 2020. The balance of the Jun 2020 Note as of June 30, 2020 was $160,000.

All note conversions were performed per the terms of their respective agreements and therefore no gain or loss on the conversion was recorded.